Interim Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]	Treasury Shares [Member]	Additional paid-in earnings [Member]	Retained earnings [Member]	Total
Balance, value at Dec. 31, 2020	$ 171	$ (1,898)	$ 170,497	$ 58,494	$ 227,264
Balance, shares at Dec. 31, 2020	45,365,354	(2,092,376)
Share-based compensation expense	$ 0	$ 0	2,681	0	2,681
Exercise of share options and RSUs	$ 1	$ 0	205	0	206
Exercise of share options and RSUs, shares	439,508	0
Net income	$ 0	$ 0	0	29,012	29,012
Balance, value at Jun. 30, 2021	$ 172	$ (1,898)	173,383	87,506	259,163
Balance, shares at Jun. 30, 2021	45,804,862	(2,092,376)
Balance, value at Dec. 31, 2020	$ 171	$ (1,898)	170,497	58,494	227,264
Balance, shares at Dec. 31, 2020	45,365,354	(2,092,376)
Net income					60,277
Balance, value at Dec. 31, 2021	$ 172	$ (1,898)	176,582	118,771	$ 293,627
Balance, shares at Dec. 31, 2021	45,939,019	(2,092,376)			43,846,643
Balance, value at Jun. 30, 2021	$ 172	$ (1,898)	173,383	87,506	$ 259,163
Balance, shares at Jun. 30, 2021	45,804,862	(2,092,376)
Share-based compensation expense	$ 0	$ 0	3,134	0	3,134
Exercise of share options and RSUs		$ 0	65	0	65
Exercise of share options and RSUs, shares	134,157	0
Net income	$ 0	$ 0	0	31,265	31,265
Balance, value at Dec. 31, 2021	$ 172	$ (1,898)	176,582	118,771	$ 293,627
Balance, shares at Dec. 31, 2021	45,939,019	(2,092,376)			43,846,643
Share-based compensation expense	$ 0	$ 0	5,592	0	$ 5,592
Exercise of share options and RSUs		$ 0	2	0	2
Exercise of share options and RSUs, shares	416,840	0
Net income	$ 0	$ 0	0	37,561	37,561
Balance, value at Jun. 30, 2022	$ 172	$ (1,898)	$ 182,176	$ 156,332	$ 336,782
Balance, shares at Jun. 30, 2022	46,355,859	(2,092,376)			44,263,483